EMPLOYEE BENEFITS - Post-employment and long-term benefits movements (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Post-Employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	$ 381,114	$ 363,183
Balance at the end of the year	360,844	381,114	$ 363,183
Long-Term Benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	180,545	159,329
Balance at the end of the year	181,082	180,545	159,329
Present value of defined benefit obligation [member] | Post-Employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	405,240	380,207	349,587
Service costs	2,278	1,260	1,494
Interests cost	36,365	39,008	41,076
Past Service Costs			(2,079)
Net defined benefit liability asset After Adjustment	443,883	420,475	390,078
Actuarial Loss (Gain) arising from changes in demographic assumptions		95	(753)
Actuarial Loss (Gain) arising from changes in financial assumptions	(18,314)	2,309	26,832
Actuarial Loss arising from changes in the experience	8,294	40,293	27,472
Total changes in actuarial assumptions	(10,020)	42,697	53,551
Payments to employees	(54,308)	(63,202)	(61,589)
Reclassification MFG operation	(15,909)
Discontinued operations	2,558	2,640	1,856
Effect of movements in exchange rates	(3,616)	2,630	(3,689)
Balance at the end of the year	362,588	405,240	380,207
Present value of defined benefit obligation [member] | Long-Term Benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	180,545	159,329	133,085
Service costs	17,676	15,905	14,765
Interests cost	16,318	15,439	16,699
Past Service Costs		4,795	10,063
Net defined benefit liability asset After Adjustment	214,539	195,468	174,612
Actuarial Loss (Gain) arising from changes in demographic assumptions		1,010	(7,342)
Actuarial Loss (Gain) arising from changes in financial assumptions	(7,932)	2,036	473
Actuarial Loss arising from changes in the experience	5,105	9,812	17,313
Total changes in actuarial assumptions	(2,827)	12,858	10,444
Payments to employees	(30,630)	(27,781)	(25,727)
Balance at the end of the year	181,082	180,545	159,329
Plan assets [member] | Post-Employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	(24,126)	(17,024)	(18,176)
Interests cost	(72)	(68)	(58)
Reclassification MFG operation	15,909
Discontinued operations	(843)	(984)	(736)
Effect of movements in exchange rates	3,615	(2,665)	3,734
Remeasurements on plan assets	3,773	(3,385)	(1,788)
Balance at the end of the year	$ (1,744)	$ (24,126)	$ (17,024)